REVENUE - Disaggregation of Revenue by Destination of Shipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Total Revenue by product line	€ 7,239	€ 8,120	€ 6,152
Germany
Disclosure of geographical areas [line items]
Total Revenue by product line	1,671	2,036	1,481
France
Disclosure of geographical areas [line items]
Total Revenue by product line	642	691	466
United Kingdom
Disclosure of geographical areas [line items]
Total Revenue by product line	249	221	179
Switzerland
Disclosure of geographical areas [line items]
Total Revenue by product line	68	87	63
Spain
Disclosure of geographical areas [line items]
Total Revenue by product line	325	302	252
Czech Republic
Disclosure of geographical areas [line items]
Total Revenue by product line	213	237	172
Other Europe
Disclosure of geographical areas [line items]
Total Revenue by product line	901	1,110	809
Total Europe
Disclosure of geographical areas [line items]
Total Revenue by product line	4,069	4,684	3,422
United States
Disclosure of geographical areas [line items]
Total Revenue by product line	2,532	2,823	2,335
Asia and Other Pacific
Disclosure of geographical areas [line items]
Total Revenue by product line	245	252	171
All Other
Disclosure of geographical areas [line items]
Total Revenue by product line	€ 393	€ 361	€ 224